Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Schedule of property, plant and Equipment, Net

	December 31,
	2022	2021

Leasehold land and buildings*	$59,065	$58,927
Leasehold improvements	18	17
Machinery and equipment	17	14
Vehicles and office equipment	371	261
Total	59,471	59,219
Impairment	(1,554)	(1,415)
Less: accumulated depreciation	(9,262)	(7,214)
Plant and equipment, net	$48,655	$50,590

*

As of December 31, 2020, leasehold land and buildings (a) with a carrying value of $47.67 million are pledged against the banking facilities from OCBC Wing Hang Bank Limited of HK$50.00 million ($6.41 million) of the Company and (b) with a carrying value of $4.37 million are pledged against the banking facilities from United Overseas Bank Limited of HK$127.54 million ($16.35 million) of a company beneficially owned by Luk Lai Ching Kimmy (a shareholder of the Company holding 4.2% of the Company’s ordinary shares as of December 31, 2020). This loan was fully settled on October 21, 2021.